Insurance and reinsurance contracts - Products and determining contract liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Fair value of underlying items for contracts with direct participation features	$ 157,825	$ 133,641
RI | A- and above by Standard & Poor's
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Maximum exposure to credit risk percentage	98.00%	99.00%